Financial Instruments carried at Fair Value (Tables)	12 Months Ended
Dec. 31, 2021
Financial Instruments carried at Fair Value [Abstract]
Carrying Value of The Financial Instruments held at Fair Value [text block table]
Carrying value of the financial instruments held at fair value[1]
	Dec 31, 2021			Dec 31, 2020
in € m.	Quoted prices in active market (Level 1)	Valuation technique observable parameters (Level 2)	Valuation technique unobservable parameters (Level 3)	Quoted prices in active market (Level 1)	Valuation technique observable parameters (Level 2)	Valuation technique unobservable parameters (Level 3)
Financial assets held at fair value:
Trading assets	51,020	42,561	8,815	44,525	55,220	8,183
Trading securities	50,814	38,108	3,614	44,349	50,340	3,066
Other trading assets	206	4,453	5,201	176	4,880	5,117
Positive market values from derivative financial instruments	4,354	286,337	9,042	4,208	330,561	8,725
Non-trading financial assets mandatory at fair value through profit or loss	2,764	81,304	4,896	2,992	68,511	4,618
Financial assets designated at fair value through profit or loss	0	91	49	0	436	0
Financial assets at fair value through other comprehensive income	13,375	13,302	2,302	28,057	25,741	2,037
Other financial assets at fair value	98	928[2]	78	93	9,238[2]	20
Total financial assets held at fair value	71,611	424,524	25,182	79,875	489,707	23,583

Financial liabilities held at fair value:
Trading liabilities	48,364	6,272	83	36,699	7,615	2
Trading securities	48,363	5,838	33	36,674	7,206	2
Other trading liabilities	0	434	49	25	409	0
Negative market values from derivative financial instruments	5,208	272,121	9,781	4,430	315,145	8,200
Financial liabilities designated at fair value through profit or loss	0	56,728	1,740	0	45,622	960
Investment contract liabilities	0	562	0	0	526	0
Other financial liabilities at fair value	5	3,025[2]	(179)[3]	799	3,573[2]	(294)[3]
Total financial liabilities held at fair value	53,576	338,707	11,424	41,929	372,480	8,867

[1] Amounts in this table are generally presented on a gross basis, in line with the Group’s accounting policy regarding offsetting of financial instruments, as described in Note 1 “Significant Accounting Policies and Critical Accounting Estimates”.
[2] Predominantly relates to derivatives qualifying for hedge accounting.
[3] Relates to derivatives which are embedded in contracts where the host contract is held at amortized cost but for which the embedded derivative is separated. The separated embedded derivatives may have a positive or a negative fair value but have been presented in this table to be consistent with the classification of the host contract. The separated embedded derivatives are held at fair value on a recurring basis and have been split between the fair value hierarchy classifications.

Reconciliation of Financial Instruments Categorized in Level 3 [text block table]
Reconciliation of financial instruments classified in Level 3
	Dec 31, 2021
in € m.	Balance, beginning of year	Changes in the group of consoli- dated companies	Total gains/ losses[1]	Purchases	Sales	Issu- ances[2]	Settle- ments[3]	Transfers into Level 3[4]	Transfers out of Level 3[4]	Balance, end of year
Financial assets held at fair value:
Trading securities	3,066	(2)	(263)	3,183	(2,445)	0	(106)	766	(585)	3,614
Positive market values from derivative financial instruments	8,725	0	890	0	0	0	(727)	2,938	(2,783)	9,042
Other trading assets	5,117	0	237	500	(2,194)	2,868	(1,635)	714	(406)	5,201
Non-trading financial assets mandatory at fair value through profit or loss	4,618	0	425	493	(288)	243	(733)	1,064	(926)	4,896
Financial assets designated at fair value through profit or loss	0	0	(0)	0	0	48	0	0	0	49
Financial assets at fair value through other comprehensive income	2,037	0	61[5]	53	(150)	662	(560)	350	(150)	2,302
Other financial assets at fair value	20	0	2	0	0	0	(17)	0	74	78
Total financial assets held at fair value	23,583	(2)	1,351[6,7]	4,229	(5,076)	3,821	(3,777)	5,831	(4,777)	25,182
Financial liabilities held at fair value:
Trading securities	2	0	0	0	0	0	(0)	33	(2)	33
Negative market values from derivative financial instruments	8,200	0	509	0	0	0	(367)	3,059	(1,620)	9,781
Other trading liabilities	0	0	(15)	0	0	0	0	64	0	49
Financial liabilities designated at fair value through profit or loss	960	0	911	0	0	96	(314)	198	(112)	1,740
Other financial liabilities at fair value	(294)	0	(12)	0	0	0	33	13	81	(179)
Total financial liabilities held at fair value	8,867	0	1,393[6,7]	0	0	96	(647)	3,367	(1,652)	11,424

[1] Total gains and losses predominantly relate to net gains (losses) on financial assets/liabilities at fair value through profit or loss reported in the consolidated statement of income. The balance also includes net gains (losses) on financial assets at fair value through other comprehensive income reported in the consolidated statement of income and unrealized net gains (losses) on financial assets at fair value through other comprehensive income and exchange rate changes reported in other comprehensive income, net of tax. Further, certain instruments are hedged with instruments in level 1 or level 2 but the table above does not include the gains and losses on these hedging instruments. Additionally, both observable and unobservable parameters may be used to determine the fair value of an instrument classified within level 3 of the fair value hierarchy; the gains and losses presented below are attributable to movements in both the observable and unobservable parameters.
[2] Issuances relate to the cash amount received on the issuance of a liability and the cash amount paid on the primary issuance of a loan to a borrower.
[3] Settlements represent cash flows to settle the asset or liability. For debt and loan instruments this includes principal on maturity, principal amortizations and principal repayments. For derivatives all cash flows are presented in settlements.
[4] Transfers in and transfers out of Level 3 are related to changes in observability of input parameters. During the year they are recorded at their fair value at the beginning of year. For instruments transferred into Level 3 the table shows the gains and losses and cash flows on the instruments as if they had been transferred at the beginning of the year. Similarly, for instruments transferred out of Level 3 the table does not show any gains or losses or cash flows on the instruments during the year since the table is presented as if they have been transferred out at the beginning of the year.
[5] Total gains and losses on financial assets at fair value through other comprehensive income include a loss of € 13 million recognized in other comprehensive income, net of tax.
[6] This amount includes the effect of exchange rate changes. For total financial assets held at fair value this effect is a gain of € 447 million and for total financial liabilities held at fair value this is a loss of € 44 million.
[7] For assets positive balances represent gains, negative balances represent losses. For liabilities positive balances represent losses, negative balances represent gains.
	Dec 31, 2020
in € m.	Balance, beginning of year	Changes in the group of consoli- dated companies	Total gains/ losses[1]	Purchases	Sales	Issu- ances[2]	Settle- ments[3]	Transfers into Level 3[4]	Transfers out of Level 3[4]	Balance, end of year
Financial assets held at fair value:
Trading securities	3,430	(79)	(101)	2,134	(1,628)	11	(423)	333	(612)	3,066
Positive market values from derivative financial instruments	8,167	(1)	1,422	0	0	0	(833)	1,541	(1,572)	8,725
Other trading assets	6,137	0	(423)	1,188	(2,712)	1,855	(1,207)	710	(433)	5,117
Non-trading financial assets mandatory at fair value through profit or loss	5,278	0	(256)	389	(394)	347	(811)	852	(786)	4,618
Financial assets designated at fair value through profit or loss	7	0	(1)	0	0	6	(12)	0	0	0
Financial assets at fair value through other comprehensive income	1,050	0	(66)[5]	127	(50)	718	(182)	618	(177)	2,037
Other financial assets at fair value	363	0	(9)	0	0	0	4	(147)	(191)	20
Total financial assets held at fair value	24,431	(79)	567[6,7]	3,839	(4,784)	2,937	(3,463)	3,906	(3,771)	23,583
Financial liabilities held at fair value:
Trading securities	2	0	(2)	0	0	0	1	0	(0)	2
Negative market values from derivative financial instruments	6,652	0	2,108	0	0	0	(365)	1,420	(1,615)	8,200
Other trading liabilities	38	0	(1)	0	0	0	(9)	0	(28)	0
Financial liabilities designated at fair value through profit or loss	1,954	0	55	0	0	186	(763)	215	(687)	960
Other financial liabilities at fair value	(34)	0	26	0	0	0	(16)	(187)	(83)	(294)
Total financial liabilities held at fair value	8,612	0	2,185[6,7]	0	0	186	(1,151)	1,448	(2,413)	8,867

[1] Total gains and losses predominantly relate to net gains (losses) on financial assets/liabilities at fair value through profit or loss reported in the consolidated statement of income. The balance also includes net gains (losses) on financial assets at fair value through other comprehensive income reported in the consolidated statement of income and unrealized net gains (losses) on financial assets at fair value through other comprehensive income and exchange rate changes reported in other comprehensive income, net of tax. Further, certain instruments are hedged with instruments in level 1 or level 2 but the table above does not include the gains and losses on these hedging instruments. Additionally, both observable and unobservable parameters may be used to determine the fair value of an instrument classified within level 3 of the fair value hierarchy; the gains and losses presented below are attributable to movements in both the observable and unobservable parameters.
[2] Issuances relate to the cash amount received on the issuance of a liability and the cash amount paid on the primary issuance of a loan to a borrower.
[3] Settlements represent cash flows to settle the asset or liability. For debt and loan instruments this includes principal on maturity, principal amortizations and principal repayments. For derivatives all cash flows are presented in settlements.
[4] Transfers in and transfers out of Level 3 are related to changes in observability of input parameters. During the year they are recorded at their fair value at the beginning of year. For instruments transferred into Level 3 the table shows the gains and losses and cash flows on the instruments as if they had been transferred at the beginning of the year. Similarly, for instruments transferred out of Level 3 the table does not show any gains or losses or cash flows on the instruments during the year since the table is presented as if they have been transferred out at the beginning of the year.
[5] Total gains and losses on financial assets at fair value through other comprehensive income include a gain of € 11 million recognized in other comprehensive income, net of tax.
[6] This amount includes the effect of exchange rate changes. For total financial assets held at fair value this effect is a loss of € 495 million and for total financial liabilities held at fair value this is a gain of € 66 million.
[7] For assets positive balances represent gains, negative balances represent losses. For liabilities positive balances represent losses, negative balances represent gains.

Sensitivity Analysis by Type of Instrument [text block table]
Breakdown of the sensitivity analysis by type of instrument[1]
	Dec 31, 2021		Dec 31, 2020
in € m.	Positive fair value movement from using reasonable possible alternatives	Negative fair value movement from using reasonable possible alternatives	Positive fair value movement from using reasonable possible alternatives	Negative fair value movement from using reasonable possible alternatives
Securities:
Debt securities	267	256	287	201[2]
Commercial mortgage-backed securities	18	15	9	22
Mortgage and other asset-backed securities	13	9	20	12
Corporate, sovereign and other debt securities	236	233	259	167[2]
Equity securities	94	65	83	57[2]
Derivatives:
Credit	163	109	283	185
Equity	105	100	257	238
Interest related	409	232	306	266
Foreign Exchange	34	31	37	32
Other	98	82	93	82
Loans:
Loans	570	340	483	306
Other	0	0	0	0
Total	1,739	1,215	1,829	1,367

  [1] Where the exposure to an unobservable parameter is offset across different instruments then only the net impact is disclosed in the table.
[2] Reassessment of trades have resulted a reclassification in Positive and Negative fair value movement from using reasonable possible alternatives in ‘Corporate, sovereign and other debt securities’ from ‘Equity securities’.

Quantitative Information about Fair Value (Level 3) [text block table]
Financial instruments classified in Level 3 and quantitative information about unobservable inputs
	Dec 31, 2021
	Fair value
in € m. (unless stated otherwise)	Assets	Liabilities	Valuation technique(s)¹	Significant unobservable input(s) (Level 3)	Range
Financial instruments held at fair value – Non-Derivative financial instruments held at fair value:
Mortgage and other asset backed securities held for trading:
Commercial mortgage-backed securities	47	0	Price based	Price	0%	114%
			Discounted cash flow	Credit spread (bps)	81	1,235
Mortgage- and other asset-backed securities	81	0	Price based	Price	0%	112%
			Discounted cash flow	Credit spread (bps)	85	1,495
				Recovery rate	0%	85%
				Constant default rate	0%	2%
				Constant prepayment rate	0%	27%
Total mortgage- and other asset-backed securities	128	0
Debt securities and other debt obligations	5,074	1,654	Price based	Price	0%	212%
Held for trading	3,383	33	Discounted cash flow	Credit spread (bps)	12	571
Corporate, sovereign and other debt securities	3,383
Non-trading financial assets mandatory at fair value through profit or loss	1,568
Designated at fair value through profit or loss	0	1,621
Financial assets at fair value through other comprehensive income	123
Equity securities	660	0	Market approach	Price per net asset value	0%	101%
Held for trading	103	0		Enterprise value/EBITDA (multiple)	5	17
Non-trading financial assets mandatory at fair value through profit or loss	557		Discounted cash flow	Weighted average cost capital	6%	20%
Designated at fair value through profit or loss	0		Price based	Price	0%	139%
Loans	8,184	49	Price based	Price	0%	275%
Held for trading	5,188	49	Discounted cash flow	Credit spread (bps)	34	2,117
Non-trading financial assets mandatory at fair value through profit or loss	769
Designated at fair value through profit or loss	48	0		Recovery rate	40%	85%
Financial assets at fair value through other comprehensive income	2,179
Loan commitments	0	7	Discounted cash flow	Credit spread (bps)	128	906
				Recovery rate	40%	75%
			Loan pricing model	Utilization	0%	100%
Other financial instruments	2,016[2]	112[3]	Discounted cash flow	IRR	7%	16%
				Repo rate (bps)	(27)	400
Total non-derivative financial instruments held at fair value	16,062	1,823

[1]Valuation technique(s) and subsequently the significant unobservable input(s) relate to the respective total position.
[2] Other financial assets include € 13 million of other trading assets and € 2.0 billion of other non-trading financial assets mandatory at fair value.
[3] Other financial liabilities include € 112 million of securities sold under repurchase agreements designated at fair value.
Dec 31, 2021
Fair value
in € m. (unless stated otherwise)	Assets	Liabilities	Valuation technique(s)	Significant unobservable input(s) (Level 3)	Range
Financial instruments held at fair value:
Market values from derivative financial instruments:
Interest rate derivatives	4,725	4,724	Discounted cash flow	Swap rate (bps)	(80)	817
				Inflation swap rate	1%	5%
				Constant default rate	0%	20%
				Constant prepayment rate	4%	24%
			Option pricing model	Inflation volatility	0%	9%
				Interest rate volatility	0%	31%
				IR - IR correlation	(1) %	99%
				Hybrid correlation	(70) %	100%
Credit derivatives	686	827	Discounted cash flow	Credit spread (bps)	2	6,630
				Recovery rate	0%	40%
			Correlation pricing model	Credit correlation	30%	63%
Equity derivatives	766	1,749	Option pricing model	Stock volatility	25%	68%
				Index volatility	11%	80%
				Index - index correlation	88%	91%
				Stock - stock correlation	0%	0%
				Stock Forwards	0%	9%
				Index Forwards	0%	5%
FX derivatives	1,816	1,913	Option pricing model	Volatility	(33) %	59%
				Quoted Vol	0%	0%
Other derivatives	1,127	388[1]	Discounted cash flow	Credit spread (bps)	-	-
			Option pricing model	Index volatility	0%	131%
				Commodity correlation	15%	86%
Total market values from derivative financial instruments	9,120	9,601

[1] Includes derivatives which are embedded in contracts where the host contract is held at amortized cost but for which the embedded derivative is separated.
	Dec 31, 2020
	Fair value
in € m. (unless stated otherwise)	Assets	Liabilities	Valuation technique(s)¹	Significant unobservable input(s) (Level 3)	Range
Financial instruments held at fair value – Non-Derivative financial instruments held at fair value:
Mortgage and other asset backed securities held for trading:
Commercial mortgage-backed securities	28	0	Price based	Price	0%	114%
			Discounted cash flow	Credit spread (bps)	133	1,270
Mortgage- and other asset-backed securities	155	0	Price based	Price	0%	106%
			Discounted cash flow	Credit spread (bps)	109	1,295
				Recovery rate	10%	90%
				Constant default rate	1%	2%
				Constant prepayment rate	1%	25%
Total mortgage- and other asset-backed securities	183	0
Debt securities and other debt obligations	4,625	769	Price based	Price	0%	200%
Held for trading	2,813	2	Discounted cash flow	Credit spread (bps)	21	544
Corporate, sovereign and other debt securities	2,813
Non-trading financial assets mandatory at fair value through profit or loss	1,652
Designated at fair value through profit or loss	0	768
Financial assets at fair value through other comprehensive income	160
Equity securities	727	0	Market approach	Price per net asset value	42%	100%
Held for trading	70	0		Enterprise value/EBITDA (multiple)	5	23
Non-trading financial assets mandatory at fair value through profit or loss	657		Discounted cash flow	Weighted average cost capital	8%	20%
Designated at fair value through profit or loss	0		Price based	Price	0%	108%
Loans	7,888	0	Price based	Price	0%	373%
Held for trading	5,101	0	Discounted cash flow	Credit spread (bps)	51	2,233
Non-trading financial assets mandatory at fair value through profit or loss	910
Designated at fair value through profit or loss	0	0		Recovery rate	20%	85%
Financial assets at fair value through other comprehensive income	1,877
Loan commitments	0	1	Discounted cash flow	Credit spread (bps)	6	2,444
				Recovery rate	25%	100%
			Loan pricing model	Utilization	0%	100%
Other financial instruments	1,432[2]	198[3]	Discounted cash flow	IRR	7%	16%
				Repo rate (bps)	0	75
Total non-derivative financial instruments held at fair value	14,854	968

[1]Valuation technique(s) and subsequently the significant unobservable input(s) relate to the respective total position.
[2] Other financial assets include € 16 million of other trading assets and € 1.4 billion other financial assets mandatory at fair value.
[3] Other financial liabilities include € 192 million of securities sold under repurchase agreements designated at fair value and € 6 million of other financial liabilities designated at fair value.
Dec 31, 2020
Fair value
in € m. (unless stated otherwise)	Assets	Liabilities	Valuation technique(s)	Significant unobservable input(s) (Level 3)	Range
Financial instruments held at fair value:
Market values from derivative financial instruments:
Interest rate derivatives	4,708	4,025	Discounted cash flow	Swap rate (bps)	(77)	787
				Inflation swap rate	1%	3%
				Constant default rate	0%	10%
				Constant prepayment rate	2%	30%
			Option pricing model	Inflation volatility	0%	8%
				Interest rate volatility	0%	19%
				IR - IR correlation	(25) %	97%
				Hybrid correlation	(70) %	100%
Credit derivatives	575	585	Discounted cash flow	Credit spread (bps)	0	1,759
				Recovery rate	0%	77%
			Correlation pricing model	Credit correlation	31%	63%
Equity derivatives	800	1,916	Option pricing model	Stock volatility	4%	85%
				Index volatility	17%	75%
				Index - index correlation	68%	96%
				Stock - stock correlation	41%	67%
				Stock Forwards	0%	5%
				Index Forwards	0%	4%
FX derivatives	1,749	1,427	Option pricing model	Volatility	(16) %	42%
				Quoted Vol	0%	0%
Other derivatives	898	(54)[1]	Discounted cash flow	Credit spread (bps)	-	-
			Option pricing model	Index volatility	0%	113%
				Commodity correlation	16%	52%
Total market values from derivative financial instruments	8,729	7,899

[1]Includes derivatives which are embedded in contracts where the host contract is held at amortized cost but for which the embedded derivative is separated.

Unrealized Gains or Losses on Level 3 Instruments held or in Issue at the Reporting Date [text block table]
in € m.	Dec 31, 2021	Dec 31, 2020
Financial assets held at fair value:
Trading securities	(332)	38
Positive market values from derivative financial instruments	1,556	2,589
Other trading assets	93	(248)
Non-trading financial assets mandatory at fair value through profit or loss	241	(14)
Financial assets designated at fair value through profit or loss	(0)	0
Financial assets at fair value through other comprehensive income	(0)	20
Other financial assets at fair value	3	4
Total financial assets held at fair value	1,560	2,389
Financial liabilities held at fair value:
Trading securities	(0)	(0)
Negative market values from derivative financial instruments	(1,292)	(2,536)
Other trading liabilities	15	0
Financial liabilities designated at fair value through profit or loss	(895)	53
Other financial liabilities at fair value	8	(26)
Total financial liabilities held at fair value	(2,165)	(2,510)
Total	(604)	(121)

Recognitions of Trade Date Profit [text block table]
in € m.	2021	2020
Balance, beginning of year	454	441
New trades during the period	212	308
Amortization	(142)	(140)
Matured trades	(61)	(130)
Subsequent move to observability	(4)	(22)
Exchange rate changes	2	(4)
Balance, end of year	462	454